Income Taxes (Details 1)	5 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes [Line Items]
Federal expense expected at statutory rate	$ (743,838)
Permanent differences	373,367
Change in valuation allowance	370,470
Tax benefit and effective tax rate	$ 0
Federal expense expected at statutory rate	34.00%
Permanent differences	(17.10%)
Change in valuation allowance	(16.90%)